Significant Accounting Policies - Summary of Advertising and Promotional Service Providers (Details) - Advertising and promotional service expense - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advertising and promotional service providers
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expenses	282	121	182
Supplier concentration risk
Advertising and promotional service providers
Number of service providers that accounted for 10% or more of the Group's advertising and promotional expenses	2	3	2
Customer concentration risk | Major customers for advertising business
Advertising and promotional service providers
Total percentage of the Group's advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group's advertising and promotional service expenses	48.40%	59.40%	35.70%